Subsequent Events (Narrative) (Details)	1 Months Ended	3 Months Ended			12 Months Ended		51 Months Ended	54 Months Ended	12 Months Ended				1 Months Ended
	Dec. 28, 2013 CAD	Mar. 29, 2014 USD ($)	Mar. 29, 2014 CAD	Mar. 30, 2013 USD ($)	Dec. 28, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 28, 2013 USD ($)	Mar. 29, 2014 USD ($)	Dec. 28, 2013 Demand convertible promissory note in favor of Mr. Robert Edmunds (after period end) [Member] USD ($)	Dec. 28, 2013 Acquisition of a European facility (after period end) [Member] USD ($)	Dec. 28, 2013 Acquisition of a European facility (after period end) [Member] EUR (€)	Dec. 28, 2013 Private Placement Equity Financing (after period end) [Member] USD ($)	Mar. 31, 2014 IKEA Loan [Member] USD ($)	Mar. 31, 2014 IKEA Loan [Member] EUR (€)	Mar. 29, 2014 IKEA Loan [Member]
Bonus common shares issued		181,666	181,666						181,666
Proceeds from Convertible Debt		$ 0		$ 4,713,238	$ 8,307,249	$ 10,051,262	$ 18,358,511	$ 18,358,511	$ 545,000
Notes Issued										2,197,153	1,597,000
Debt Instrument, Interest Rate, Stated Percentage										1.90%	1.90%				1.90%
Debt Instrument, Periodic Payment										11,000
Secured Long-term Debt										3,028,300	2,190,000
Unused credit facility										831,147	593,000
Units Issued During Period, Units	3,333,333	2,515,000	2,515,000			1,067,774						2,515,000
Units Issued During Period, Per Unit Amount		$ 1.25										$ 1.25
Units Issued During Period, Value						2,359,780						3,143,750
Units Issued During Period, Underlying Shares	1	1	1			1						1
Units Issued During Period, Underlying Warrants	0.5					0.5						0.5
Class of Warrant or Right, Grants in Period, Exercise Price	0.70		1.75			$ 3.45						$ 1.75
Class of Warrant or Right, Grants in Period, Contractual Term	5 years	2 years	2 years			2 years						2 years
Stock Issued During Period, Finders' Fees												176,400
Proceeds from loan		$ 2,136,338		$ 0				$ 2,557,347					$ 210,237	€ 152,900